Investment Objectives and Goals - The Investment House Growth Fund	Nov. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Investment House Growth Fund (the “Fund”) is long term capital appreciation.